Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

September 30, 2020

VIPSI-QTLY-1120
1.808796.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 38.5%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Forum Energy Technologies, Inc. 9% 8/4/25		$715,000	$445,088
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/31/23 (b)(c)		95,700	95,700
TOTAL ENERGY			540,788
Nonconvertible Bonds - 38.4%
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 2.5%
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		390,000	405,113
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		1,435,000	1,490,606
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		325,000	325,000
5.625% 9/15/28 (d)		260,000	264,186
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		210,000	217,613
Frontier Communications Corp. 8.5% 4/1/26 (d)		2,195,000	2,214,755
GCI, Inc. 6.875% 4/15/25		560,000	577,304
Liquid Telecommunications Financing PLC 8.5% 7/13/22 (d)		250,000	252,656
Qtel International Finance Ltd.:
3.25% 2/21/23 (d)		450,000	470,813
5% 10/19/25 (d)		230,000	268,813
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,210,000	1,261,885
SFR Group SA:
5.5% 1/15/28 (d)		1,190,000	1,204,875
7.375% 5/1/26 (d)		5,100,000	5,344,290
8.125% 2/1/27 (d)		370,000	403,300
Sprint Capital Corp.:
6.875% 11/15/28		8,522,000	10,612,745
8.75% 3/15/32		3,506,000	5,132,118
Telecom Argentina SA 8.5% 8/6/25 (d)		140,000	119,350
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		220,000	229,808
Telefonica del Peru SA 7.375% 4/10/27 (d)	PEN	1,630,000	455,294
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		600,000	630,000
U.S. West Communications 7.25% 9/15/25		35,000	40,194
Verizon Communications, Inc. 1.85% 5/18/40	EUR	650,000	816,625
Virgin Media Finance PLC 5% 7/15/30 (d)		1,385,000	1,378,075
Windstream Escrow LLC 7.75% 8/15/28 (d)		1,915,000	1,881,488
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		900,000	885,803
			36,882,709
Entertainment - 0.5%
Allen Media LLC 10.5% 2/15/28 (d)		595,000	574,175
Lions Gate Entertainment Corp. 5.875% 11/1/24 (d)		215,000	211,238
Netflix, Inc.:
4.375% 11/15/26		320,000	348,400
4.875% 4/15/28		1,465,000	1,637,138
5.375% 11/15/29 (d)		590,000	695,404
5.875% 11/15/28		3,265,000	3,895,814
			7,362,169
Interactive Media & Services - 0.0%
ANGI Homeservices, Inc. 3.875% 8/15/28 (d)		335,000	331,650
Media - 4.0%
Altice Financing SA 5% 1/15/28 (d)		2,250,000	2,185,313
Block Communications, Inc. 4.875% 3/1/28 (d)		410,000	418,200
Cable Onda SA 4.5% 1/30/30 (d)		335,000	349,028
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		1,005,000	1,041,081
4.5% 8/15/30 (d)		4,690,000	4,924,500
4.75% 3/1/30 (d)		4,810,000	5,092,588
5% 2/1/28 (d)		4,665,000	4,904,081
5.125% 5/1/27 (d)		3,500,000	3,682,770
5.375% 6/1/29 (d)		4,800,000	5,202,000
5.5% 5/1/26 (d)		2,450,000	2,554,125
5.75% 2/15/26 (d)		1,030,000	1,071,200
5.875% 5/1/27 (d)		855,000	897,665
Clear Channel International BV 6.625% 8/1/25 (d)		965,000	986,423
CSC Holdings LLC:
3.375% 2/15/31 (d)		860,000	832,695
4.625% 12/1/30 (d)		1,430,000	1,436,764
5.375% 2/1/28 (d)		1,190,000	1,256,938
5.5% 5/15/26 (d)		2,555,000	2,657,200
5.75% 1/15/30 (d)		5,510,000	5,855,532
6.5% 2/1/29 (d)		1,320,000	1,463,550
7.5% 4/1/28 (d)		725,000	800,929
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (d)		605,000	632,225
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		1,325,000	1,351,500
5.625% 7/15/27 (d)		1,275,000	1,337,411
Quebecor Media, Inc. 5.75% 1/15/23		790,000	847,275
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		495,000	494,896
6.5% 9/15/28 (d)		1,325,000	1,357,810
Sirius XM Radio, Inc.:
5% 8/1/27 (d)		735,000	767,759
5.375% 7/15/26 (d)		620,000	645,234
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		2,300,000	1,408,031
Videotron Ltd. 5.125% 4/15/27 (d)		615,000	646,980
VTR Finance BV 6.375% 7/15/28 (d)		320,000	337,200
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		315,000	318,875
6% 1/15/27 (d)		635,000	656,431
Ziggo BV:
4.875% 1/15/30 (d)		430,000	445,050
5.5% 1/15/27 (d)		1,142,000	1,196,245
			60,055,504
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	18,930,000	866,014
Comcel Trust 6.875% 2/6/24 (d)		900,000	910,143
Digicel Group Ltd. 6.75% 3/1/23 (d)		270,000	168,750
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (e)		2,395,000	1,502,863
8% 2/15/24 (d)		1,285,000	1,304,275
8.5% 10/15/24 (d)(e)		1,150,000	741,750
9.75% 7/15/25 (d)(e)		1,950,000	1,277,250
Millicom International Cellular SA 6% 3/15/25 (d)		360,000	369,563
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (d)		100,000	101,938
6.5% 10/13/26 (d)		230,000	254,869
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	210,000
Sprint Corp. 7.625% 3/1/26		540,000	652,528
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	401,180
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (d)		200,000	198,563
VimpelCom Holdings BV 7.25% 4/26/23 (d)		605,000	667,497
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		160,000	164,895
			9,792,078
TOTAL COMMUNICATION SERVICES			114,424,110
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.2%
Allison Transmission, Inc.:
5% 10/1/24 (d)		635,000	641,388
5.875% 6/1/29 (d)		420,000	454,230
Exide International Holdings LP 10.75% 10/31/21 pay-in-kind (c)(d)(f)		187,132	174,033
Exide Technologies:
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		468,000	304,200
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		185,848	83,632
Metalsa SA de CV 4.9% 4/24/23 (d)		945,000	945,886
			2,603,369
Automobiles - 0.2%
Tesla, Inc. 5.3% 8/15/25 (d)		80,000	82,800
Volkswagen Financial Services AG 3.375% 4/6/28 (Reg. S)	EUR	1,929,000	2,623,073
			2,705,873
Diversified Consumer Services - 0.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (d)		845,000	836,286
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		470,000	465,006
			1,301,292
Hotels, Restaurants & Leisure - 2.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(d)(g)		990,000	997,425
4.375% 1/15/28 (d)		560,000	571,088
5% 10/15/25 (d)		2,876,000	2,948,935
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		2,520,000	2,627,100
8.125% 7/1/27 (d)		3,360,000	3,561,600
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		840,000	866,250
Carnival Corp.:
9.875% 8/1/27 (d)		1,000,000	1,059,590
10.5% 2/1/26 (d)		730,000	808,475
11.5% 4/1/23 (d)		1,990,000	2,230,084
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	154,425
FelCor Lodging LP 6% 6/1/25		565,000	556,525
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30		975,000	1,004,250
5.125% 5/1/26		925,000	949,281
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		925,000	929,625
4.875% 4/1/27		435,000	441,927
MCE Finance Ltd.:
4.875% 6/6/25 (d)		1,502,000	1,534,159
5.25% 4/26/26 (d)		640,000	648,000
5.375% 12/4/29 (d)		435,000	432,383
5.75% 7/21/28 (d)		335,000	341,328
Merlin Entertainments PLC 5.75% 6/15/26 (d)		395,000	376,238
MGM Mirage, Inc. 6.75% 5/1/25		1,485,000	1,556,325
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		400,000	401,750
9.375% 5/21/21 (d)		535,000	543,359
NCL Corp. Ltd. 12.25% 5/15/24 (d)		905,000	1,013,600
Royal Caribbean Cruises Ltd.:
10.875% 6/1/23 (d)		845,000	945,330
11.5% 6/1/25 (d)		1,230,000	1,425,263
Scientific Games Corp.:
7% 5/15/28 (d)		445,000	446,089
7.25% 11/15/29 (d)		445,000	451,675
SeaWorld Parks & Entertainment, Inc. 9.5% 8/1/25 (d)		545,000	562,702
Vail Resorts, Inc. 6.25% 5/15/25 (d)		380,000	403,275
Viking Cruises Ltd.:
5.875% 9/15/27 (d)		595,000	462,613
13% 5/15/25 (d)		570,000	659,775
Voc Escrow Ltd. 5% 2/15/28 (d)		545,000	482,527
Wynn Macau Ltd. 5.125% 12/15/29 (d)		890,000	853,933
			33,246,904
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		405,000	379,084
Lennar Corp. 4.75% 11/29/27		620,000	707,885
LGI Homes, Inc. 6.875% 7/15/26 (d)		605,000	633,738
TRI Pointe Homes, Inc.:
5.7% 6/15/28		200,000	219,000
5.875% 6/15/24		780,000	842,400
			2,782,107
Internet & Direct Marketing Retail - 0.3%
Expedia, Inc.:
6.25% 5/1/25 (d)		895,000	986,254
7% 5/1/25 (d)		835,000	903,045
Prosus NV 4.027% 8/3/50 (d)		480,000	490,200
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,160,000	2,176,200
			4,555,699
Specialty Retail - 0.0%
Asbury Automotive Group, Inc.:
4.5% 3/1/28 (d)		184,000	185,150
4.75% 3/1/30 (d)		184,000	185,380
Burlington Coat Factory Warehouse Corp. 6.25% 4/15/25 (d)		200,000	210,500
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	474,527
			1,055,557
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (d)(e)		200,000	19,313
TOTAL CONSUMER DISCRETIONARY			48,270,114
CONSUMER STAPLES - 1.8%
Beverages - 0.2%
Anheuser-Busch InBev SA NV 3.7% 4/2/40 (Reg. S)	EUR	929,000	1,390,557
Central American Bottling Corp. 5.75% 1/31/27 (d)		105,000	108,812
Heineken NV 1.25% 5/7/33 (Reg. S)	EUR	1,400,000	1,697,393
			3,196,762
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.625% 1/15/27 (d)		865,000	885,059
4.875% 2/15/30 (d)		4,920,000	5,129,100
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		525,000	568,313
Performance Food Group, Inc. 5.5% 10/15/27 (d)		475,000	489,250
			7,071,722
Food Products - 1.1%
Camposol SA 6% 2/3/27 (d)		145,000	148,421
Del Monte Foods, Inc. 11.875% 5/15/25 (d)		380,000	401,375
JBS Investments II GmbH:
5.75% 1/15/28 (d)		575,000	598,000
7% 1/15/26 (d)		760,000	811,300
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (d)		1,275,000	1,314,270
6.75% 2/15/28 (d)		925,000	1,005,864
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		1,085,000	1,182,650
6.5% 4/15/29 (d)		1,550,000	1,720,500
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (d)		425,000	443,063
4.875% 11/1/26 (d)		430,000	448,275
MHP SA 7.75% 5/10/24 (d)		345,000	359,339
Pilgrim's Pride Corp. 5.75% 3/15/25 (d)		925,000	942,344
Post Holdings, Inc.:
4.625% 4/15/30 (d)		3,850,000	3,960,688
5% 8/15/26 (d)		2,440,000	2,501,000
5.5% 12/15/29 (d)		810,000	866,700
5.75% 3/1/27 (d)		405,000	425,756
TreeHouse Foods, Inc. 4% 9/1/28		220,000	222,504
			17,352,049
TOTAL CONSUMER STAPLES			27,620,533
ENERGY - 6.3%
Energy Equipment & Services - 0.3%
ADES International Holding Ltd. 8.625% 4/24/24 (d)		650,000	607,141
Borets Finance DAC 6% 9/17/26 (d)		475,000	473,908
Diamond Offshore Drilling, Inc.:
4.875% 11/1/43 (e)		25,000	2,299
5.7% 10/15/39 (e)		145,000	12,892
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	490,906
Jonah Energy LLC 7.25% 10/15/25 (d)		930,000	103,463
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		595,000	293,038
7.5% 1/15/28 (d)		510,000	245,438
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		300,000	90,000
NuStar Logistics LP 6% 6/1/26		640,000	641,805
Oleoducto Central SA 4% 7/14/27 (d)		240,000	249,240
SESI LLC 7.75% 9/15/24		365,000	89,425
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		295,000	336,153
Summit Midstream Holdings LLC 5.75% 4/15/25		285,000	162,685
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		150,000	158,625
7.625% 11/7/24 (d)		430,000	457,816
			4,414,834
Oil, Gas & Consumable Fuels - 6.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (d)		955,000	785,488
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)		115,000	83,375
Callon Petroleum Co. 6.125% 10/1/24		225,000	64,125
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	121,600
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		1,325,000	1,359,781
Chesapeake Energy Corp.:
7% 10/1/24 (e)		360,000	13,500
8% 1/15/25 (e)		180,000	6,750
8% 6/15/27 (e)		115,000	3,881
11.5% 1/1/25 (d)(e)		1,310,000	176,850
Citgo Holding, Inc. 9.25% 8/1/24 (d)		6,505,000	6,196,013
Citgo Petroleum Corp.:
6.25% 8/15/22 (d)		1,850,000	1,834,617
7% 6/15/25 (d)		1,340,000	1,321,575
CNX Midstream Partners LP 6.5% 3/15/26 (d)		335,000	339,188
Comstock Resources, Inc.:
7.5% 5/15/25 (d)		580,000	551,000
9.75% 8/15/26		3,060,000	3,147,822
9.75% 8/15/26		445,000	456,214
Continental Resources, Inc.:
3.8% 6/1/24		1,165,000	1,080,083
4.375% 1/15/28		295,000	255,039
4.5% 4/15/23		160,000	152,546
4.9% 6/1/44		745,000	562,989
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		960,000	857,539
5.75% 4/1/25		250,000	227,500
6.25% 4/1/23		345,000	337,275
CVR Energy, Inc.:
5.25% 2/15/25 (d)		895,000	778,650
5.75% 2/15/28 (d)		2,320,000	1,972,000
DCP Midstream LLC 5.85% 5/21/43 (d)(f)		885,000	646,050
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (f)		930,000	621,647
EG Global Finance PLC 8.5% 10/30/25 (d)		855,000	899,888
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		505,000	501,213
5.75% 1/30/28 (d)		880,000	884,400
6.625% 7/15/25 (d)		335,000	344,213
Energy Transfer Equity LP 5.5% 6/1/27		860,000	837,627
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (d)(e)		4,756,000	1,040,375
EQT Corp. 3.9% 10/1/27		1,413,000	1,287,596
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (d)(e)		365,000	91,250
Frontera Energy Corp. 9.7% 6/25/23 (d)		280,000	228,025
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		465,000	387,210
GeoPark Ltd. 6.5% 9/21/24 (d)		325,000	305,500
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		390,000	386,100
Global Partners LP/GLP Finance Corp. 7% 6/15/23		580,000	591,600
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		595,000	593,637
5.625% 2/15/26 (d)		795,000	809,890
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (d)		510,000	462,825
5.75% 10/1/25 (d)		580,000	524,900
6.25% 11/1/28 (d)		590,000	536,900
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		400,000	392,000
Indigo Natural Resources LLC 6.875% 2/15/26 (d)		1,135,000	1,104,673
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (d)		1,290,000	1,287,581
KazMunaiGaz National Co.:
3.875% 4/19/22 (d)		340,000	352,750
4.75% 4/24/25 (d)		105,000	115,434
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		1,610,000	1,400,700
Laredo Petroleum, Inc. 10.125% 1/15/28		235,000	138,650
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		370,000	381,100
6.125% 6/30/25 (Reg. S) (d)		220,000	226,875
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		130,000	124,615
MEG Energy Corp. 7.125% 2/1/27 (d)		595,000	533,614
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	394,050
5.625% 5/1/27		305,000	324,063
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		1,000,000	1,006,250
7.625% 11/8/26 (d)		230,000	221,519
New Fortress Energy LLC 6.75% 9/15/25 (d)		2,670,000	2,791,485
Newfield Exploration Co. 5.375% 1/1/26		475,000	446,626
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.125% 3/1/25		630,000	374,850
7.5% 4/15/26		860,000	533,260
NGPL PipeCo LLC:
4.375% 8/15/22 (d)		150,000	155,697
4.875% 8/15/27 (d)		150,000	162,698
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		2,620,000	681,200
Occidental Petroleum Corp.:
2.9% 8/15/24		815,000	691,470
3.2% 8/15/26		50,000	39,656
3.4% 4/15/26		65,000	51,838
4.4% 4/15/46		575,000	410,242
4.4% 8/15/49		1,455,000	1,018,653
4.625% 6/15/45		475,000	343,245
5.875% 9/1/25		670,000	614,028
6.2% 3/15/40		350,000	287,000
6.375% 9/1/28		670,000	620,219
6.45% 9/15/36		1,171,000	995,373
6.6% 3/15/46		940,000	811,535
6.625% 9/1/30		1,340,000	1,236,150
7.2% 3/15/29		240,000	218,400
7.5% 5/1/31		65,000	61,750
Pampa Holding SA 7.375% 7/21/23 (d)		105,000	87,511
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (d)		1,445,000	969,667
7.25% 6/15/25		1,145,000	864,475
9.25% 5/15/25 (d)		1,005,000	1,030,145
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	408,900
PDC Energy, Inc.:
6.125% 9/15/24		200,000	190,500
6.25% 12/1/25		380,000	353,400
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,715,000	1,410,052
8.625% 2/1/22		140,000	146,388
8.625% 12/1/23 (f)		250,000	247,813
Petrobras Global Finance BV:
5.75% 2/1/29		325,000	357,114
6.9% 3/19/49		215,000	238,247
7.375% 1/17/27		160,000	188,896
8.75% 5/23/26		735,000	918,980
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		569,000	625,254
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		480,000	13,200
6% 5/16/24 (d)(e)		585,000	16,088
6% 11/15/26 (d)(e)		930,000	25,575
12.75% 2/17/22 (d)(e)		110,000	3,025
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.9003% 3/11/22 (f)(h)		410,000	400,541
3.5% 1/30/23		750,000	736,715
4.875% 1/24/22		760,000	766,888
4.875% 1/18/24		2,455,000	2,424,313
5.375% 3/13/22		290,000	293,716
6.375% 2/4/21		145,000	146,668
6.5% 6/2/41		170,000	130,409
6.75% 9/21/47		798,000	615,059
7.69% 1/23/50 (d)		4,043,000	3,383,991
Petronas Capital Ltd. 3.5% 4/21/30 (d)		230,000	257,165
PT Adaro Indonesia 4.25% 10/31/24 (d)		605,000	588,173
Sabine Pass Liquefaction LLC 4.5% 5/15/30 (d)		8,000	9,004
Sanchez Energy Corp. 7.25% 2/15/23 (c)(d)(e)		1,063,000	0
Saudi Arabian Oil Co.:
3.5% 4/16/29 (d)		2,935,000	3,220,245
4.25% 4/16/39 (d)		275,000	315,098
4.375% 4/16/49 (d)		520,000	621,743
SM Energy Co.:
5.625% 6/1/25		380,000	171,000
6.625% 1/15/27		1,125,000	499,714
6.75% 9/15/26		250,000	111,250
Southern Star Central Corp. 5.125% 7/15/22 (d)		176,000	176,439
Southwestern Energy Co.:
6.45% 1/23/25 (f)		100,000	96,875
7.5% 4/1/26		1,090,000	1,065,475
7.75% 10/1/27		680,000	659,600
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		465,000	467,325
5.5% 2/15/26		595,000	594,256
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 7.5% 10/1/25 (d)		495,000	497,005
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31 (d)		625,000	605,266
Tecpetrol SA 4.875% 12/12/22 (d)		100,000	92,420
Teine Energy Ltd. 6.875% 9/30/22 (d)		590,000	579,675
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	66,593
Transportadora de Gas del Sur SA 6.75% 5/2/25 (d)		575,000	458,203
Tullow Oil PLC 6.25% 4/15/22 (d)		2,615,000	1,323,844
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind (c)(e)		543,409	27,170
Unit Corp. 6.625% 5/15/21 (c)(e)		120,000	14,400
W&T Offshore, Inc. 9.75% 11/1/23 (d)		2,005,000	1,380,763
YPF SA:
8.5% 3/23/21 (d)		60,000	56,036
8.5% 3/23/25 (d)		836,000	662,112
8.75% 4/4/24 (d)		2,615,000	2,105,075
			88,930,949
TOTAL ENERGY			93,345,783
FINANCIALS - 4.7%
Banks - 1.1%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (f)	EUR	2,041,000	2,387,663
Akbank TAS:
5.125% 3/31/25 (d)		125,000	115,625
7.2% 3/16/27 (d)(f)		290,000	264,625
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		90,000	91,913
Banco Macro SA 6.75% 11/4/26 (d)(f)		685,000	509,255
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		575,000	514,445
Biz Finance PLC 9.625% 4/27/22 (d)		336,667	343,084
BTA Bank JSC 5.5% 12/21/22 (d)		697,459	694,407
CBOM Finance PLC 4.7% 1/29/25 (d)		120,000	120,938
Citigroup, Inc. 1.25% 7/6/26 (Reg. S) (f)	EUR	733,000	892,041
Commerzbank AG 4% 3/23/26 (Reg. S)	EUR	1,200,000	1,498,307
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (f)	EUR	1,905,000	2,325,114
Development Bank of Mongolia 7.25% 10/23/23 (d)		105,000	109,659
Development Bank of the Republic of Belarus 6.75% 5/2/24 (d)		76,000	71,725
Fidelity Bank PLC 10.5% 10/16/22 (d)		65,000	67,817
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		910,000	934,172
HSBC Holdings PLC 7% 4/7/38	GBP	1,000,000	1,887,565
Lloyds Banking Group PLC 4.5% 3/18/30 (Reg. S) (f)	EUR	1,037,000	1,342,718
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		200,000	204,000
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		485,000	471,056
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (d)(f)		315,000	281,138
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (d)		565,000	541,164
UniCredit SpA 2.731% 1/15/32 (Reg. S) (f)	EUR	1,046,000	1,155,866
			16,824,297
Capital Markets - 0.1%
AssuredPartners, Inc. 7% 8/15/25 (d)		245,000	249,545
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (d)		410,000	426,400
MSCI, Inc. 4% 11/15/29 (d)		340,000	357,000
			1,032,945
Consumer Finance - 2.1%
Ally Financial, Inc.:
8% 11/1/31		16,143,000	22,087,322
8% 11/1/31		823,000	1,095,981
Credito Real S.A.B. de CV 9.5% 2/7/26 (d)		30,000	28,706
Shriram Transport Finance Co. Ltd. 5.1% 7/16/23 (d)		125,000	114,648
Springleaf Finance Corp.:
5.375% 11/15/29		500,000	520,000
6.625% 1/15/28		385,000	427,273
6.875% 3/15/25		2,580,000	2,862,962
7.125% 3/15/26		3,405,000	3,804,066
Unifin Financiera SAPI de CV 7% 1/15/25 (d)		200,000	162,625
			31,103,583
Diversified Financial Services - 1.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		4,000,000	4,003,560
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		1,025,000	738,718
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		595,000	626,981
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		1,570,000	1,635,626
6.25% 5/15/26		1,290,000	1,344,825
6.375% 12/15/25		2,785,000	2,862,883
6.75% 2/1/24		535,000	548,790
James Hardie International Finance Ltd.:
4.75% 1/15/25 (d)		450,000	459,563
5% 1/15/28 (d)		455,000	474,338
MDC GMTN BV 2.875% 11/7/29 (d)		530,000	567,884
Sasol Financing International PLC 4.5% 11/14/22		515,000	498,263
Sparc Em Spc 0% 12/5/22 (d)		126,824	122,862
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (d)		325,000	300,828
			14,185,121
Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (d)		1,805,000	1,773,187
8.125% 2/15/24 (d)		685,000	717,538
10.125% 8/1/26 (d)		605,000	670,134
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (d)		300,000	314,736
HUB International Ltd. 7% 5/1/26 (d)		595,000	616,569
			4,092,164
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 5.25% 8/15/28		465,000	481,136
Nationwide Building Society 2% 7/25/29 (Reg. S) (f)	EUR	1,355,000	1,623,207
			2,104,343
TOTAL FINANCIALS			69,342,453
HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 0.2%
Hologic, Inc.:
4.375% 10/15/25 (d)		320,000	327,200
4.625% 2/1/28 (d)		215,000	225,832
Medtronic Global Holdings SCA 1.375% 10/15/40	EUR	1,361,000	1,628,072
			2,181,104
Health Care Providers & Services - 1.7%
AMN Healthcare 4.625% 10/1/27 (d)		165,000	169,125
Centene Corp.:
4.25% 12/15/27		615,000	643,554
4.625% 12/15/29		2,150,000	2,319,119
4.75% 1/15/25		490,000	503,622
5.25% 4/1/25 (d)		475,000	493,644
5.375% 6/1/26 (d)		1,545,000	1,630,701
5.375% 8/15/26 (d)		385,000	407,782
Community Health Systems, Inc.:
6.625% 2/15/25 (d)		685,000	662,669
8% 3/15/26 (d)		3,270,000	3,210,772
8.125% 6/30/24 (d)		2,162,000	1,578,260
9.875% 6/30/23 (d)		1,825,000	1,414,375
Encompass Health Corp.:
5.125% 3/15/23		330,000	331,650
5.75% 11/1/24		662,000	662,993
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		650,000	689,813
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 5% 6/15/28 (d)		715,000	746,281
Molina Healthcare, Inc. 4.375% 6/15/28 (d)		465,000	474,533
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,690,000	2,797,600
Tenet Healthcare Corp.:
4.625% 7/15/24		305,000	305,763
4.625% 9/1/24 (d)		650,000	655,278
4.875% 1/1/26 (d)		1,625,000	1,649,375
5.125% 5/1/25		305,000	305,305
5.125% 11/1/27 (d)		975,000	1,002,885
6.125% 10/1/28 (d)		1,000,000	973,750
6.25% 2/1/27 (d)		955,000	985,761
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		1,147,000	1,215,820
Vizient, Inc. 6.25% 5/15/27 (d)		145,000	151,888
			25,982,318
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (d)		640,000	671,085
Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6% 10/1/24 (d)		625,000	653,125
Charles River Laboratories International, Inc. 4.25% 5/1/28 (d)		185,000	194,156
			847,281
Pharmaceuticals - 0.5%
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	2,700,000	3,229,598
Catalent Pharma Solutions:
4.875% 1/15/26 (d)		205,000	209,100
5% 7/15/27 (d)		205,000	213,200
Mylan NV 3.125% 11/22/28 (Reg. S)	EUR	1,859,000	2,507,917
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	1,100,000	1,366,004
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		250,000	243,033
3.65% 11/10/21		75,000	74,813
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		45,000	44,888
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23		235,000	224,719
			8,113,272
TOTAL HEALTH CARE			37,795,060
INDUSTRIALS - 3.8%
Aerospace & Defense - 1.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		225,000	227,250
Bombardier, Inc.:
6.125% 1/15/23 (d)		650,000	555,750
7.5% 12/1/24 (d)		520,000	399,097
7.5% 3/15/25 (d)		1,590,000	1,194,488
7.875% 4/15/27 (d)		2,810,000	2,131,216
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		630,000	644,175
5.375% 7/15/26 (d)		430,000	446,663
Embraer Overseas Ltd. 5.696% 9/16/23 (d)		51,000	51,638
Moog, Inc. 4.25% 12/15/27 (d)		185,000	189,172
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		905,000	916,313
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,813,845
TransDigm, Inc.:
5.5% 11/15/27		6,745,000	6,475,200
6.25% 3/15/26 (d)		955,000	1,001,365
6.375% 6/15/26		3,145,000	3,157,360
6.5% 5/15/25		835,000	832,391
7.5% 3/15/27		960,000	996,778
Wolverine Escrow LLC:
8.5% 11/15/24 (d)		1,215,000	996,300
9% 11/15/26 (d)		1,245,000	1,027,125
			23,056,126
Air Freight & Logistics - 0.2%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		365,000	368,595
Rumo Luxembourg SARL 7.375% 2/9/24 (d)		1,682,000	1,759,793
XPO Logistics, Inc. 6.25% 5/1/25 (d)		1,140,000	1,214,100
			3,342,488
Airlines - 0.6%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		135,000	31,809
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (d)		92,617	84,782
Azul Investments LLP 5.875% 10/26/24 (d)		765,000	574,467
Delta Air Lines, Inc. 7% 5/1/25 (d)		280,000	307,390
Delta Air Lines, Inc. / SkyMiles IP Ltd.:
4.5% 10/20/25 (d)		2,860,000	2,935,075
4.75% 10/20/28 (d)		2,365,000	2,456,644
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		66,356	62,421
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		172,211	155,340
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		1,050,000	1,093,313
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		770,000	815,830
			8,517,071
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		125,000	130,625
Elementia S.A.B. de CV 5.5% 1/15/25 (d)		427,000	411,254
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		475,000	473,219
			1,015,098
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (d)		565,000	581,950
Covanta Holding Corp.:
5% 9/1/30		670,000	676,231
5.875% 7/1/25		165,000	170,569
6% 1/1/27		585,000	608,400
IAA Spinco, Inc. 5.5% 6/15/27 (d)		250,000	260,313
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		525,000	524,990
Ritchie Bros. Auctioneers, Inc. 5.375% 1/15/25 (d)		190,000	195,463
The Brink's Co. 4.625% 10/15/27 (d)		620,000	619,039
			3,636,955
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		625,000	675,075
Odebrecht Finance Ltd.:
4.375% 4/25/25 (d)(e)		1,530,000	82,716
5.25% 6/27/29 (d)(e)		580,000	23,200
7.125% 6/26/42 (d)(e)		1,406,000	72,497
Pike Corp. 5.5% 9/1/28 (d)		525,000	528,250
			1,381,738
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (d)		575,000	618,125
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		120,000	121,950
Machinery - 0.1%
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		155,000	165,850
Vertical Holdco GmbH 7.625% 7/15/28 (d)		185,000	195,522
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		675,000	701,504
			1,062,876
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(i)		200,000	209,750
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		510,000	512,101
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		620,000	636,461
			1,148,562
Road & Rail - 0.6%
Hertz Corp.:
5.5% 10/15/24 (d)(e)		590,000	265,500
6% 1/15/28 (d)(e)		340,000	153,850
6.25% 10/15/22 (e)		455,000	208,163
7.125% 8/1/26 (d)(e)		620,000	279,000
JSC Georgian Railway 7.75% 7/11/22 (d)		100,000	104,484
Uber Technologies, Inc.:
6.25% 1/15/28 (d)		545,000	559,306
7.5% 9/15/27 (d)		2,950,000	3,149,125
8% 11/1/26 (d)		4,260,000	4,536,900
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (d)		204,000	205,020
			9,461,348
Trading Companies & Distributors - 0.1%
United Rentals North America, Inc.:
3.875% 11/15/27		300,000	309,000
5.5% 5/15/27		405,000	430,819
			739,819
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
6.875% 2/1/27 (d)		16,875	11,802
9.375% 2/1/27 pay-in-kind (d)(f)		1,367,717	921,072
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		285,000	292,125
3.875% 7/18/29 (Reg. S)		400,000	413,500
DP World Ltd. 5.625% 9/25/48 (d)		155,000	176,603
			1,815,102
TOTAL INDUSTRIALS			56,127,008
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
HTA Group Ltd. 7% 12/18/25 (d)		105,000	109,463
IHS Netherlands Holdco BV 7.125% 3/18/25 (d)		1,085,000	1,106,361
			1,215,824
Electronic Equipment & Components - 0.0%
MTS Systems Corp. 5.75% 8/15/27 (d)		170,000	167,399
IT Services - 0.2%
Banff Merger Sub, Inc. 9.75% 9/1/26 (d)		490,000	517,979
Camelot Finance SA 4.5% 11/1/26 (d)		570,000	581,400
Gartner, Inc. 3.75% 10/1/30 (d)		685,000	692,912
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (d)		500,000	520,285
GTT Communications, Inc. 7.875% 12/31/24 (d)		60,000	30,900
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (d)		365,000	397,850
RP Crown Parent, LLC 7.375% 10/15/24 (d)		225,000	228,375
Tempo Acquisition LLC 6.75% 6/1/25 (d)		475,000	484,790
			3,454,491
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG 2% 6/24/32 (Reg. S)	EUR	1,600,000	1,985,699
ON Semiconductor Corp. 3.875% 9/1/28 (d)		670,000	679,430
Qorvo, Inc. 5.5% 7/15/26		300,000	318,168
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (d)		585,000	612,788
			3,596,085
Software - 0.5%
Ascend Learning LLC:
6.875% 8/1/25 (d)		630,000	641,157
6.875% 8/1/25 (d)		210,000	215,996
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		690,000	697,331
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		340,000	363,140
Ensemble S Merger Sub, Inc. 9% 9/30/23 (d)		970,000	970,582
Fair Isaac Corp. 4% 6/15/28 (d)		580,000	598,125
Nortonlifelock, Inc. 5% 4/15/25 (d)		530,000	542,418
Open Text Corp.:
3.875% 2/15/28 (d)		300,000	303,468
5.875% 6/1/26 (d)		465,000	482,438
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		300,000	308,532
Parametric Technology Corp.:
3.625% 2/15/25 (d)		350,000	355,250
4% 2/15/28 (d)		345,000	354,600
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (d)		875,000	872,996
7.5% 9/1/25 (d)		835,000	861,094
			7,567,127
Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp.:
5% 10/1/28 (d)		335,000	334,581
5.25% 10/1/30 (d)		335,000	335,000
5.75% 9/1/27 (d)		485,000	507,063
6.125% 9/1/29 (d)		485,000	512,461
8.125% 4/15/25 (d)		285,000	314,996
			2,004,101
TOTAL INFORMATION TECHNOLOGY			18,005,027
MATERIALS - 3.6%
Chemicals - 1.4%
CF Industries Holdings, Inc.:
4.95% 6/1/43		3,610,000	4,204,567
5.15% 3/15/34		1,719,000	2,031,170
5.375% 3/15/44		3,080,000	3,706,410
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.0004% 6/15/22 (d)(f)(h)		155,000	146,183
6.5% 5/15/26 (d)		2,795,000	2,447,889
6.875% 6/15/25 (d)		560,000	509,600
LSB Industries, Inc. 9.625% 5/1/23 (d)		310,000	303,800
Neon Holdings, Inc. 10.125% 4/1/26 (d)		635,000	669,925
Nouryon Holding BV 8% 10/1/26 (d)		414,000	438,211
OCI NV:
5.25% 11/1/24 (d)		895,000	923,372
6.625% 4/15/23 (d)		270,000	279,180
OCP SA 6.875% 4/25/44 (d)		95,000	120,413
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		725,000	714,805
SABIC Capital II BV 4% 10/10/23 (d)		560,000	602,000
Sasol Financing U.S.A. LLC 5.875% 3/27/24		135,000	129,431
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (d)		495,000	446,500
The Chemours Co. LLC 5.375% 5/15/27		1,700,000	1,691,500
Tronox, Inc. 6.5% 5/1/25 (d)		530,000	552,525
Valvoline, Inc. 4.25% 2/15/30 (d)		435,000	443,700
			20,361,181
Construction Materials - 0.1%
CEMEX Finance LLC 6% 4/1/24 (d)		200,000	203,000
CEMEX S.A.B. de CV 7.75% 4/16/26 (d)		215,000	225,616
Summit Materials LLC/Summit Materials Finance Corp.:
5.125% 6/1/25 (d)		260,000	263,575
5.25% 1/15/29 (d)		645,000	671,606
U.S. Concrete, Inc.:
5.125% 3/1/29 (d)		495,000	496,238
6.375% 6/1/24		300,000	309,375
			2,169,410
Containers & Packaging - 0.4%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (d)(f)		595,000	591,906
Cascades, Inc.:
5.125% 1/15/26 (d)		300,000	314,310
5.375% 1/15/28 (d)		300,000	315,375
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,438,545
7.5% 12/15/96		160,000	172,621
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		365,000	380,056
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		255,000	258,583
Labl Escrow Issuer LLC 6.75% 7/15/26 (d)		975,000	1,028,625
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		375,000	388,303
8.5% 8/15/27 (d)		645,000	695,455
			5,583,779
Metals & Mining - 1.7%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (d)		200,000	210,750
6.75% 9/30/24 (d)		430,000	443,438
7% 9/30/26 (d)		355,000	371,863
Algoma Steel SCA 0% 12/31/23 (c)		102,200	62,342
Arconic Rolled Products Corp.:
6% 5/15/25 (d)		400,000	427,170
6.125% 2/15/28 (d)		875,000	898,516
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		200,000	211,000
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (d)		620,000	610,700
5.75% 3/1/25		160,000	148,800
5.875% 6/1/27		960,000	892,800
Commercial Metals Co. 5.75% 4/15/26		460,000	478,400
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		1,305,000	1,409,400
Corporacion Nacional del Cobre de Chile (Codelco) 3.7% 1/30/50 (d)		350,000	369,578
CSN Resources SA 7.625% 2/13/23 (d)		1,960,000	2,019,413
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		610,000	589,031
6.875% 3/1/26 (d)		1,265,000	1,220,725
7.25% 5/15/22 (d)		490,000	489,094
7.25% 4/1/23 (d)		2,140,000	2,115,444
7.5% 4/1/25 (d)		1,330,000	1,316,700
FMG Resources (August 2006) Pty Ltd.:
4.5% 9/15/27 (d)		485,000	517,742
4.75% 5/15/22 (d)		405,000	414,619
5.125% 3/15/23 (d)		650,000	678,275
5.125% 5/15/24 (d)		495,000	528,413
Fresnillo PLC 4.25% 10/2/50 (d)		250,000	245,875
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (d)		665,000	664,584
5.125% 5/15/24 (d)		160,000	173,800
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		170,000	196,384
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		485,000	465,600
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		595,000	554,838
Metinvest BV 7.75% 4/23/23 (d)		1,616,000	1,643,278
Mineral Resources Ltd. 8.125% 5/1/27 (d)		960,000	1,041,802
Murray Energy Corp.:
11.25% 4/15/21 (d)(e)		490,000	5
12% 4/15/24 pay-in-kind (c)(d)(e)(f)		548,100	27
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (d)		770,000	632,363
Stillwater Mining Co. 6.125% 6/27/22 (d)		1,385,000	1,398,850
United States Steel Corp. 6.25% 3/15/26		615,000	416,663
Usiminas International SARL 5.875% 7/18/26 (d)		190,000	193,503
Vedanta Holdings Mauritius II Ltd. 13% 8/21/23 (d)		120,000	123,600
Vedanta Resources PLC:
6.375% 7/30/22 (d)		1,505,000	1,188,950
8.25% 6/7/21 (d)		575,000	539,602
VM Holding SA 6.5% 1/18/28 (d)		100,000	109,100
			26,013,037
TOTAL MATERIALS			54,127,407
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,681,110
Iron Mountain, Inc.:
4.875% 9/15/29 (d)		1,300,000	1,322,750
5% 7/15/28 (d)		630,000	645,737
5.25% 7/15/30 (d)		585,000	609,863
5.625% 7/15/32 (d)		585,000	617,760
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29		970,000	1,009,256
5% 10/15/27		1,295,000	1,350,297
SBA Communications Corp. 3.875% 2/15/27 (d)		890,000	903,350
The GEO Group, Inc.:
5.125% 4/1/23		695,000	564,688
5.875% 10/15/24		810,000	619,650
6% 4/15/26		1,971,000	1,409,265
Uniti Group, Inc. 7.875% 2/15/25 (d)		920,000	974,929
VICI Properties, Inc.:
4.25% 12/1/26 (d)		1,140,000	1,145,301
4.625% 12/1/29 (d)		650,000	663,933
			13,517,889
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		650,000	674,798
Realogy Group LLC/Realogy Co-Issuer Corp. 7.625% 6/15/25 (d)		2,000,000	2,095,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (d)		65,000	69,225
5.875% 6/15/27 (d)		495,000	545,738
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		300,000	303,000
			3,687,761
TOTAL REAL ESTATE			17,205,650
UTILITIES - 2.4%
Electric Utilities - 2.2%
Clearway Energy Operating LLC 4.75% 3/15/28 (d)		365,000	378,688
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (d)		5,331,000	5,184,398
6.75% 8/6/23 (d)		755,000	695,544
NextEra Energy Partners LP:
4.25% 7/15/24 (d)		360,000	375,372
4.25% 9/15/24 (d)		250,000	260,625
NRG Energy, Inc.:
5.75% 1/15/28		1,740,000	1,877,025
6.625% 1/15/27		1,345,000	1,422,338
Pacific Gas & Electric Co.:
3.45% 7/1/25		151,500	158,508
3.75% 7/1/28		151,500	157,365
3.75% 8/15/42		555,000	514,540
3.95% 12/1/47		2,880,000	2,658,639
4% 12/1/46		1,315,000	1,230,716
4.25% 3/15/46		125,000	120,484
4.3% 3/15/45		315,000	309,078
4.55% 7/1/30		5,339,000	5,783,917
4.95% 7/1/50		5,339,000	5,698,340
Pampa Holding SA 7.5% 1/24/27 (d)		195,000	145,580
PG&E Corp.:
5% 7/1/28		1,345,000	1,304,650
5.25% 7/1/30		510,000	493,425
Vistra Operations Co. LLC:
5% 7/31/27 (d)		1,220,000	1,281,305
5.5% 9/1/26 (d)		820,000	855,875
5.625% 2/15/27 (d)		1,495,000	1,577,524
			32,483,936
Gas Utilities - 0.0%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	232,020
8% 3/1/32		335,000	474,924
			706,944
Independent Power and Renewable Electricity Producers - 0.2%
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		220,000	235,056
TerraForm Power Operating LLC:
4.25% 1/31/23 (d)		320,000	327,962
4.75% 1/15/30 (d)		600,000	637,500
5% 1/31/28 (d)		320,000	350,296
The AES Corp. 4.5% 3/15/23		235,000	236,175
Three Gorges Finance I Cayman Islands Ltd. 2.15% 9/22/30 (d)		425,000	426,105
			2,213,094
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		143,000	167,176
4.875% 4/23/30 (d)		95,000	117,741
			284,917
TOTAL UTILITIES			35,688,891

TOTAL NONCONVERTIBLE BONDS			571,952,036

TOTAL CORPORATE BONDS
(Cost $570,292,424)			572,492,824

U.S. Government and Government Agency Obligations - 17.0%
U.S. Government Agency Obligations - 0.3%
Fannie Mae 0.625% 4/22/25		210,000	212,393
Federal Farm Credit Bank 0.375% 4/8/22		2,900,000	2,909,559
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$194,231
5.375% 4/1/56		302,000	515,950

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,832,133

U.S. Treasury Obligations - 16.4%
U.S. Treasury Bonds:
1.25% 5/15/50		1,140,000	1,080,328
1.375% 8/15/50		830,000	812,103
2% 2/15/50		2,020,000	2,284,809
2.5% 2/15/45		17,524,000	21,567,526
3% 5/15/45		1,800,000	2,409,891
3% 2/15/49		16,081,000	21,981,973
4.75% 2/15/37 (j)(k)		8,126,000	12,803,846
6.25% 8/15/23 (j)		2,249,000	2,642,751
U.S. Treasury Notes:
0.125% 5/31/22		7,475,000	7,473,248
0.125% 6/30/22		575,000	574,865
0.125% 8/31/22		5,100,000	5,098,605
0.125% 8/15/23		468,000	467,525
0.25% 7/31/25		1,221,000	1,219,855
0.25% 9/30/25		1,677,000	1,674,773
0.375% 9/30/27		22,948,000	22,793,818
0.5% 8/31/27		12,972,000	13,002,403
0.625% 8/15/30		3,261,000	3,242,147
1.375% 8/31/23		500,000	517,695
1.5% 8/31/21		2,000,000	2,024,609
1.5% 9/30/21		4,616,000	4,677,667
1.5% 9/30/24		1,995,000	2,096,854
1.5% 10/31/24		280,000	294,514
1.5% 1/31/27		5,095,000	5,443,888
1.625% 11/15/22		3,584,000	3,696,140
1.625% 5/31/23		760,000	789,836
1.625% 9/30/26		4,153,000	4,460,419
2.125% 3/31/24		5,843,000	6,237,631
2.125% 7/31/24		9,671,000	10,378,947
2.25% 3/31/21		700,000	707,355
2.25% 4/30/21		1,350,000	1,366,453
2.25% 7/31/21		1,379,000	1,403,133
2.25% 4/30/24		3,531,000	3,790,032
2.25% 3/31/26		3,329,000	3,676,724
2.375% 4/15/21		9,090,000	9,199,719
2.5% 12/31/20		7,611,000	7,655,766
2.5% 1/31/21		2,753,000	2,774,293
2.5% 2/28/21		5,080,000	5,129,014
2.5% 1/15/22		22,856,000	23,549,715
2.5% 1/31/24		630,000	678,530
2.5% 2/28/26		7,215,000	8,058,535
2.625% 12/31/23		8,827,000	9,525,574
2.875% 11/30/25		3,162,000	3,579,112
3.125% 11/15/28		1,580,000	1,903,098

TOTAL U.S. TREASURY OBLIGATIONS			244,745,719

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,474,008
Private Export Funding Corp. Secured 1.75% 11/15/24		1,030,000	1,085,713

TOTAL OTHER GOVERNMENT RELATED			4,559,721

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $232,238,667)			253,137,573

Foreign Government and Government Agency Obligations - 13.9%
Angola Republic:
8.25% 5/9/28 (d)		$270,000	$214,144
9.375% 5/8/48 (d)		85,000	66,141
9.5% 11/12/25 (d)		425,000	369,484
Arab Republic of Egypt:
, yield at date of purchase 12.9488% to 13.619% 12/15/20 to 3/23/21	EGP	9,700,000	588,588
7.0529% 1/15/32 (d)		200,000	190,563
7.5% 1/31/27 (d)		2,850,000	2,988,938
7.6003% 3/1/29 (d)		1,105,000	1,130,208
7.903% 2/21/48 (d)		385,000	354,441
8.5% 1/31/47 (d)		580,000	559,700
8.7002% 3/1/49 (d)		100,000	97,313
Argentine Republic:
0.125% 7/9/30 (l)		8,400,308	3,486,128
0.125% 7/9/35 (l)		2,607,241	973,805
0.125% 1/9/38 (l)		897,304	381,354
1% 7/9/29		738,798	335,045
Australian Commonwealth:
1.75% 6/21/51 (Reg. S)	AUD	3,641,000	2,618,926
3% 3/21/47	AUD	5,760,000	5,333,379
Azerbaijan Republic 4.75% 3/18/24 (d)		300,000	314,250
Bahamian Republic 6% 11/21/28 (d)		100,000	90,550
Bahrain Kingdom 6.125% 7/5/22 (d)		200,000	208,625
Barbados Government:
6.5% 2/1/21 (d)		260,500	258,872
6.5% 10/1/29 (d)		859,000	827,324
Belarus Republic 6.875% 2/28/23 (d)		450,000	436,359
Bermuda Government:
2.375% 8/20/30 (d)		55,000	55,550
3.375% 8/20/50 (d)		165,000	172,064
3.717% 1/25/27 (d)		645,000	706,275
4.75% 2/15/29 (d)		360,000	429,638
Brazilian Federative Republic:
2.875% 6/6/25		905,000	913,145
3.875% 6/12/30		325,000	325,000
4.75% 1/14/50		255,000	248,784
7.125% 1/20/37		390,000	483,356
8.25% 1/20/34		1,480,000	1,984,588
Buoni del Tesoro Poliennali 2.45% 9/1/50 (Reg. S) (d)	EUR	927,000	1,262,976
Cameroon Republic 9.5% 11/19/25 (d)		1,345,000	1,377,364
Canadian Government:
1.25% 3/1/25	CAD	8,000,000	6,252,082
1.25% 6/1/30	CAD	3,390,000	2,709,709
2.25% 2/1/21	CAD	12,020,000	9,090,263
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		400,000	288,125
8.95% 2/19/21 (d)		290,700	261,630
Colombian Republic:
3% 1/30/30		160,000	163,100
5% 6/15/45		590,000	688,456
Costa Rican Republic:
5.625% 4/30/43 (d)		200,000	164,375
7% 4/4/44 (d)		200,000	181,125
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (d)		675,000	662,977
7.55% 3/28/30 (d)		65,000	43,875
7.85% 3/14/29 (d)		275,000	189,492
Dominican Republic:
4.5% 1/30/30 (d)		130,000	127,359
5.5% 1/27/25 (d)		245,000	260,313
5.875% 1/30/60 (d)		390,000	368,063
5.95% 1/25/27 (d)		445,000	477,402
6% 7/19/28 (d)		360,000	386,888
6.4% 6/5/49 (d)		380,000	381,069
6.5% 2/15/48 (d)		65,000	65,548
6.5% 2/15/48 (Reg. S)		150,000	151,266
6.85% 1/27/45 (d)		245,000	258,169
6.875% 1/29/26 (d)		920,000	1,024,075
7.45% 4/30/44 (d)		690,000	774,741
Ecuador Republic:
0.5% 7/31/30 (d)(l)		730,000	494,575
0.5% 7/31/35 (d)(l)		580,000	323,350
El Salvador Republic:
5.875% 1/30/25 (d)		80,000	69,900
7.1246% 1/20/50 (d)		220,000	171,531
7.625% 2/1/41 (d)		90,000	75,319
7.75% 1/24/23 (d)		650,000	626,844
9.5% 7/15/52 (d)		150,000	141,984
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		570,000	563,588
2.5% 4/16/25 (d)		510,000	539,963
3.125% 4/16/30 (d)		915,000	1,021,369
3.125% 9/30/49 (d)		920,000	984,113
3.875% 4/16/50 (d)		620,000	755,238
Gabonese Republic 6.375% 12/12/24 (d)		190,000	178,897
Georgia Republic 6.875% 4/12/21 (d)		230,000	234,384
German Federal Republic:
0% 3/12/21 (Reg. S)	EUR	9,940,000	11,685,549
0% 2/15/30 (Reg. S)	EUR	5,050,000	6,236,159
0% 8/15/50	EUR	810,000	976,612
0.25% 2/15/29	EUR	21,324,575	26,859,488
Ghana Republic 10.75% 10/14/30 (d)		205,000	248,563
Guatemalan Republic:
4.9% 6/1/30 (d)		40,000	44,263
5.375% 4/24/32 (d)		200,000	229,750
Indonesian Republic:
3.85% 10/15/30		330,000	374,138
4.1% 4/24/28		665,000	755,606
4.35% 1/11/48		300,000	345,656
5.125% 1/15/45 (d)		825,000	1,037,180
5.25% 1/17/42 (d)		305,000	385,253
5.95% 1/8/46 (d)		350,000	488,906
6.625% 2/17/37 (d)		220,000	309,100
6.75% 1/15/44 (d)		330,000	493,041
7.75% 1/17/38 (d)		730,000	1,127,850
8.5% 10/12/35 (Reg. S)		700,000	1,121,094
Islamic Republic of Pakistan 8.25% 4/15/24 (d)		95,000	100,581
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,659,000	6,514,564
5.5% 12/4/23		1,628,000	1,877,768
Ivory Coast:
5.75% 12/31/32		522,900	483,519
5.875% 10/17/31 (d)	EUR	400,000	423,548
Jamaican Government:
6.75% 4/28/28		130,000	147,875
7.875% 7/28/45		160,000	202,450
Japan Government:
0.1% 9/20/29	JPY	659,350,000	6,316,731
0.4% 3/20/56	JPY	418,450,000	3,694,890
0.9% 6/20/22	JPY	764,100,000	7,375,179
Jordanian Kingdom:
4.95% 7/7/25 (d)		575,000	572,125
6.125% 1/29/26 (d)		240,000	245,325
Kingdom of Saudi Arabia:
2.9% 10/22/25 (d)		535,000	571,781
3.625% 3/4/28 (d)		315,000	348,764
3.75% 1/21/55 (d)		255,000	276,038
4.5% 4/22/60 (d)		425,000	527,133
4.625% 10/4/47 (d)		330,000	403,425
Korean Republic 1% 9/16/30		590,000	581,808
Lebanese Republic:
5.8% 12/31/49 (e)		625,000	109,375
6.375% 12/31/49 (e)		810,000	143,775
Mendoza Province 8.375% 5/19/24 (d)(e)		80,000	51,850
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		600,000	675,000
4.375% 3/21/29(Reg. S)		1,400,000	1,608,600
5.1% 3/28/35 (d)		2,200,000	2,696,375
5.1% 3/28/35(Reg. S)		1,000,000	1,225,625
5.25% 6/23/47 (d)		600,000	795,000
5.25% 6/23/47(Reg. S)		600,000	795,000
5.625% 4/4/42 (d)		200,000	267,750
5.875% 9/16/43 (Reg. S)		200,000	276,688
7.6% 7/20/22	RUB	8,870,000	119,864
Mongolia Government 5.125% 4/7/26 (d)		200,000	201,000
Moroccan Kingdom:
1.375% 3/30/26 (d)	EUR	290,000	338,310
4.25% 12/11/22 (d)		225,000	236,391
5.5% 12/11/42 (d)		70,000	86,734
Panamanian Republic:
2.252% 9/29/32		315,000	319,253
3.87% 7/23/60		235,000	269,442
Papua New Guinea 8.375% 10/4/28 (d)		340,000	334,050
Province of Santa Fe 7% 3/23/23 (d)		1,190,000	857,172
Provincia de Cordoba:
7.125% 6/10/21 (d)		1,500,000	915,469
7.45% 9/1/24 (d)		880,000	484,825
Republic of Armenia 7.15% 3/26/25 (d)		112,000	121,135
Republic of Honduras:
5.625% 6/24/30 (d)		150,000	160,547
8.75% 12/16/20 (d)		400,000	403,125
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,921,875	1,706,865
Republic of Kenya 6.875% 6/24/24 (d)		330,000	335,569
Republic of Namibia 5.5% 11/3/21 (d)		70,000	70,503
Republic of Nigeria:
6.75% 1/28/21 (d)		240,000	240,675
7.625% 11/21/25 (d)		1,575,000	1,639,477
Republic of Paraguay:
4.95% 4/28/31 (d)		400,000	462,000
5.4% 3/30/50 (d)		300,000	363,188
Republic of Serbia 7.25% 9/28/21 (d)		425,000	450,500
Republic of Uzbekistan 4.75% 2/20/24 (d)		215,000	225,817
Romanian Republic:
3% 2/14/31 (d)		280,000	287,350
4.375% 8/22/23 (d)		210,000	228,309
4.625% 4/3/49	EUR	190,000	271,287
Rwanda Republic 6.625% 5/2/23 (d)		650,000	668,688
State of Qatar:
3.75% 4/16/30 (d)		1,755,000	2,032,509
4% 3/14/29 (d)		840,000	981,750
4.4% 4/16/50 (d)		340,000	438,175
4.5% 4/23/28 (d)		100,000	119,375
4.817% 3/14/49 (d)		1,060,000	1,425,700
5.103% 4/23/48 (d)		70,000	97,147
9.75% 6/15/30 (d)		295,000	495,047
Sultanate of Oman:
3.875% 3/8/22 (d)		575,000	567,992
4.125% 1/17/23 (d)		310,000	303,316
6.75% 1/17/48 (d)		330,000	273,075
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (d)		340,000	338,725
Turkish Republic:
3.25% 3/23/23		2,595,000	2,459,573
4.25% 3/13/25		845,000	777,664
4.875% 4/16/43		715,000	532,898
5.125% 3/25/22		1,615,000	1,608,439
5.75% 5/11/47		1,415,000	1,124,925
6% 1/14/41		240,000	199,050
6.25% 9/26/22		2,230,000	2,243,241
6.35% 8/10/24		270,000	269,409
Ukraine Government:
1.471% 9/29/21		1,600,000	1,619,913
7.375% 9/25/32 (d)		285,000	267,722
7.75% 9/1/21 (d)		5,003,000	5,138,081
7.75% 9/1/22 (d)		346,000	355,688
7.75% 9/1/24 (d)		240,000	240,900
7.75% 9/1/26 (d)		200,000	199,188
7.75% 9/1/27 (d)		110,000	108,969
United Kingdom, Great Britain and Northern Ireland:
0.875% 10/22/29 (Reg. S)	GBP	3,400,000	4,660,512
1.5% 1/22/21	GBP	2,250,000	2,916,540
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	1,390,000	3,028,040
United Mexican States:
3.25% 4/16/30		620,000	636,120
3.75% 1/11/28		590,000	634,619
3.9% 4/27/25		250,000	273,375
4.5% 4/22/29		345,000	386,723
4.75% 4/27/32		200,000	226,438
5.75% 10/12/2110		1,730,000	1,991,663
6.05% 1/11/40		670,000	841,269
6.5% 6/9/22	MXN	2,370,000	110,768
Uruguay Republic 5.1% 6/18/50		425,000	569,898
Venezuelan Republic:
9.25% 9/15/27 (e)		2,395,000	185,613
11.95% 8/5/31 (Reg. S) (e)		1,090,000	84,475
12.75% 8/23/22 (e)		190,000	14,725
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.810% 1.125% 3/13/28 (f)(h)		75,000	71,086
4.8% 11/19/24 (d)		60,000	66,919
5.5% 3/12/28		1,892,000	1,864,803
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $203,484,592)			207,540,386
		Shares	Value

Common Stocks - 5.9%
COMMUNICATION SERVICES - 0.8%
Entertainment - 0.1%
New Cotai LLC/New Cotai Capital Corp. (b)(c)		247,075	1,223,948
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (m)		1,400	2,051,840
Facebook, Inc. Class A (m)		9,300	2,435,670
			4,487,510
Media - 0.2%
Altice U.S.A., Inc. Class A (m)		47,800	1,242,800
iHeartMedia, Inc. warrants 5/1/39 (m)		5,655	45,914
Nexstar Broadcasting Group, Inc. Class A		12,200	1,097,146
			2,385,860
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.		30,200	3,453,672

TOTAL COMMUNICATION SERVICES			11,550,990

CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.0%
Exide Technologies (c)(m)		2,115	2,115
Exide Technologies (c)(m)		124,905	1
UC Holdings, Inc. (c)(m)		33,750	374,625
			376,741
Hotels, Restaurants & Leisure - 0.6%
Boyd Gaming Corp.		41,400	1,270,566
Caesars Entertainment, Inc. (m)		67,500	3,784,050
MGM Mirage, Inc.		21,600	469,800
Penn National Gaming, Inc. (m)		44,100	3,206,070
Studio City International Holdings Ltd. ADR (m)		11,100	180,597
			8,911,083
Household Durables - 0.1%
Tempur Sealy International, Inc. (m)		18,000	1,605,420
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd. sponsored ADR (m)		4,000	1,175,920
Amazon.com, Inc. (m)		400	1,259,492
			2,435,412
Specialty Retail - 0.1%
Lowe's Companies, Inc.		8,600	1,426,396

TOTAL CONSUMER DISCRETIONARY			14,755,052

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (c)(m)		9,431	649,607
Food Products - 0.2%
Darling Ingredients, Inc. (m)		40,100	1,444,803
JBS SA		447,600	1,647,446
Reddy Ice Holdings, Inc. (c)(m)		5,683	0
Reddy Ice Holdings, Inc. (c)(m)		2,286	126
			3,092,375

TOTAL CONSUMER STAPLES			3,741,982

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (m)		6,562	623
Oil, Gas & Consumable Fuels - 0.2%
Chaparral Energy, Inc. Class A (m)		5,029	156
Denbury, Inc. (m)		167,489	2,947,806
Denbury, Inc. warrants 9/18/25 (m)		22,930	134
Goodrich Petroleum Corp. (m)		4,211	32,383
Harvest Oil & Gas Corp.		1,335	46,725
Sanchez Energy Corp. (c)		5,404	140,504
Ultra Petroleum Corp. warrants 7/14/25 (m)		10,710	0
Whiting Petroleum Corp. (m)		6,615	114,373
			3,282,081

TOTAL ENERGY			3,282,704

FINANCIALS - 0.1%
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (m)		137	192
Penson Worldwide, Inc. Class A (c)(m)		314,563	3
			195
Consumer Finance - 0.1%
OneMain Holdings, Inc.		35,200	1,100,000
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		2,055	14,205
Insurance - 0.0%
Arthur J. Gallagher & Co.		8,000	844,640

TOTAL FINANCIALS			1,959,040

HEALTH CARE - 0.6%
Biotechnology - 0.0%
Regeneron Pharmaceuticals, Inc. (m)		100	55,978
Health Care Providers & Services - 0.3%
HCA Holdings, Inc.		10,300	1,284,204
Humana, Inc.		3,200	1,324,448
Rotech Healthcare, Inc. (c)(m)		6,069	63,178
UnitedHealth Group, Inc.		4,100	1,278,257
			3,950,087
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. (m)		6,000	1,358,700
IQVIA Holdings, Inc. (m)		13,900	2,191,057
Thermo Fisher Scientific, Inc.		3,500	1,545,320
			5,095,077

TOTAL HEALTH CARE			9,101,142

INDUSTRIALS - 0.5%
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. (m)		9,900	838,134
Airlines - 0.1%
Air Canada (m)		111,800	1,317,368
Building Products - 0.1%
Carrier Global Corp.		45,100	1,377,354
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		3,285	135
Machinery - 0.1%
Allison Transmission Holdings, Inc.		12,900	453,306
Fortive Corp.		12,200	929,762
			1,383,068
Marine - 0.0%
U.S. Shipping Partners Corp. (c)(m)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (c)(m)		6,028	0
			0
Professional Services - 0.0%
ASGN, Inc. (m)		9,200	584,752
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (m)		31,600	1,303,184
Penhall Acquisition Co.:
Class A (c)(m)		321	24,075
Class B (c)(m)		107	8,025
United Rentals, Inc. (m)		7,463	1,302,294
			2,637,578
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(m)		16,755	19
Class A2 (b)(c)(m)		16,755	19
Class A3 (b)(c)(m)		16,755	19
Class A4 (b)(c)(m)		16,755	19
Class A5 (b)(c)(m)		16,755	19
Class A6 (b)(c)(m)		16,755	19
Class A7 (b)(c)(m)		16,755	19
Class A8 (b)(c)(m)		16,755	19
Class A9 (b)(c)(m)		16,755	19
			171

TOTAL INDUSTRIALS			8,138,560

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.2%
CDW Corp.		5,700	681,321
Zebra Technologies Corp. Class A (m)		12,000	3,029,520
			3,710,841
IT Services - 0.7%
EPAM Systems, Inc. (m)		7,500	2,424,600
Global Payments, Inc.		11,200	1,988,896
GoDaddy, Inc. (m)		10,100	767,297
MasterCard, Inc. Class A		5,300	1,792,301
PayPal Holdings, Inc. (m)		11,500	2,265,845
Snowflake Computing, Inc.		100	25,100
Visa, Inc. Class A		8,500	1,699,745
			10,963,784
Semiconductors & Semiconductor Equipment - 0.3%
Lam Research Corp.		5,500	1,824,625
Microchip Technology, Inc.		6,800	698,768
Micron Technology, Inc. (m)		13,300	624,568
ON Semiconductor Corp. (m)		33,700	730,953
			3,878,914
Software - 0.7%
Adobe, Inc. (m)		7,700	3,776,311
Microsoft Corp.		16,900	3,554,577
Palo Alto Networks, Inc. (m)		3,800	930,050
SS&C Technologies Holdings, Inc.		17,308	1,047,480
VMware, Inc. Class A (m)(n)		3,800	545,946
			9,854,364

TOTAL INFORMATION TECHNOLOGY			28,407,903

MATERIALS - 0.3%
Chemicals - 0.1%
CF Industries Holdings, Inc.		25,200	773,892
The Chemours Co. LLC		49,100	1,026,681
			1,800,573
Containers & Packaging - 0.2%
Berry Global Group, Inc. (m)		24,200	1,169,344
WestRock Co.		27,600	958,824
			2,128,168
Metals & Mining - 0.0%
Algoma Steel GP (c)(m)		10,220	204
Algoma Steel SCA (c)(m)		10,220	1,431
Elah Holdings, Inc. (m)		14	1,078
First Quantum Minerals Ltd.		63,200	563,392
			566,105

TOTAL MATERIALS			4,494,846

UTILITIES - 0.2%
Electric Utilities - 0.1%
NRG Energy, Inc.		27,900	857,646
PG&E Corp. (m)		88,466	830,696
Portland General Electric Co.		140	4,970
			1,693,312
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.		68,400	1,290,024

TOTAL UTILITIES			2,983,336

TOTAL COMMON STOCKS
(Cost $67,670,928)			88,415,555

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		715	715
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(m)		8,042,141	2,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $376,129)			3,431
		Principal Amount(a)	Value

Bank Loan Obligations - 2.2%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/11/26 (f)(h)(o)		482,575	467,195
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1466% 3/9/27 (f)(h)(o)		457,700	443,562
			910,757
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7204% 2/10/27 (f)(h)(o)		442,705	428,454
Media - 0.0%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1524% 10/22/26 (f)(h)(o)		115,000	114,761
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9051% 9/19/26 (f)(h)(o)		230,550	225,171
			339,932
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (f)(h)(o)(p)		318,729	323,775

TOTAL COMMUNICATION SERVICES			2,002,918

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(h)(o)		305,000	267,638
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 1/3/27 (f)(h)(o)		601,945	598,183
			865,821
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.2203% 5/30/26 (f)(h)(o)		491,250	368,438
Specialty Retail - 0.1%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 7/2/22 (f)(h)(o)		1,001,807	977,263
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1466% 2/5/26 (f)(h)(o)		970,423	934,944
			1,912,207

TOTAL CONSUMER DISCRETIONARY			3,146,466

ENERGY - 0.9%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 18% 4/13/21 (c)(f)(o)		69,601	70,123
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp.:
2LN, term loan 3 month U.S. LIBOR + 9.000% 10% 1/15/21 (c)(f)(h)(o)		4,709,581	4,709,581
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (e)(f)(h)(o)		5,365,000	102,847
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/22 (e)(f)(h)(o)		8,185,000	2,944,308
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (e)(f)(h)(o)		6,150,000	4,303,094
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(h)(o)		74,250	69,517
EG America LLC 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (f)(h)(o)		302,000	289,669
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (f)(h)(o)		845,000	595,725
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(e)(h)(o)		283,417	0
term loan 0% 12/31/49 (c)(e)(f)(o)		122,000	0
			13,014,741

TOTAL ENERGY			13,084,864

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8966% 2/27/26 (f)(h)(o)		192,347	191,025
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 14% 9/21/27 (c)(f)(o)		292,782	292,782
New Cotai LLC 1LN, term loan 3 month U.S. LIBOR + 12.000% 14% 9/9/25 (c)(f)(h)(o)		64,435	64,435
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8966% 2/11/27 (f)(h)(o)		259,875	258,684
			615,901

TOTAL FINANCIALS			806,926

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Milano Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/17/27 (h)(o)(q)		370,000	365,375
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1466% 6/13/26 (f)(h)(o)		2,336,400	2,272,733
			2,638,108
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1511% 6/1/25 (f)(h)(o)		91,949	90,014

TOTAL HEALTH CARE			2,728,122

INDUSTRIALS - 0.1%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/8/26 (f)(h)(o)		138,613	121,881
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7204% 4/4/26 (f)(h)(o)		74,523	65,527
			187,408
Airlines - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/16/27 (h)(o)(q)		205,000	206,355
Building Products - 0.0%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (f)(h)(o)		241,938	241,998
Commercial Services & Supplies - 0.1%
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6466% 1/23/27 (f)(h)(o)		114,713	112,753
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(h)(o)		437,800	429,775
			542,528
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 9/27/24 (f)(h)(o)		151,900	139,178

TOTAL INDUSTRIALS			1,317,467

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9/10/26 (h)(o)(q)		335,000	328,719
Electronic Equipment & Components - 0.0%
Curie Merger Sub LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3966% 11/4/26 (f)(h)(o)		29,850	29,626
IT Services - 0.2%
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1466% 10/31/26 (f)(h)(o)		59,550	58,341
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.97% 5/31/25 (f)(h)(o)		1,480,966	1,269,810
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.9011% 10/11/26 (f)(h)(o)		767,513	723,381
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9011% 10/11/25 (f)(h)(o)		545,205	525,714
			2,577,246
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1466% 9/19/26 (f)(h)(o)		415,800	408,785
Software - 0.3%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3966% 10/2/25 (f)(h)(o)		1,847,100	1,788,750
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.25% 1/20/24 (f)(h)(o)		164,374	163,073
3 month U.S. LIBOR + 9.000% 10% 1/20/25 (f)(h)(o)		535,000	514,493
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 3.8961% 9/29/24 (f)(h)(o)		235,037	233,046
3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (f)(h)(o)		1,264,375	1,270,697
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (f)(h)(o)		670,000	667,575
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(h)(o)		140,000	142,334
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3966% 2/28/27 (f)(h)(o)		124,375	121,991
			4,901,959

TOTAL INFORMATION TECHNOLOGY			8,246,335

UTILITIES - 0.1%
Electric Utilities - 0.1%
Pacific Gas & Electric Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 6/23/25 (f)(h)(o)		1,675,800	1,648,568
TOTAL BANK LOAN OBLIGATIONS
(Cost $44,104,246)			32,981,666
		Shares	Value

Fixed-Income Funds - 10.6%
Fidelity Floating Rate Central Fund (r)		1,503,672	144,908,867
Fidelity Mortgage Backed Securities Central Fund (r)		115,053	13,020,596
TOTAL FIXED-INCOME FUNDS
(Cost $167,321,639)			157,929,463
		Principal Amount(a)	Value

Preferred Securities - 4.6%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (i)		1,885,000	1,922,700
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
DCP Midstream Partners LP 7.375% (f)(i)		775,000	507,625
Energy Transfer Partners LP:
6.25% (f)(i)		3,540,000	2,309,850
6.625% (f)(i)		1,370,000	931,189
MPLX LP 6.875% (f)(i)		1,550,000	1,269,272
Summit Midstream Partners LP 9.5% (f)(i)		775,000	100,750
			5,118,686
FINANCIALS - 4.1%
Banks - 3.5%
Alfa Bond Issuance PLC 8% (Reg. S) (f)(i)		675,000	676,266
Banco Do Brasil SA:
6.25% (d)(f)(i)		325,000	304,281
8.5% (d)(f)(i)		210,000	209,738
Banco Mercantil del Norte SA:
6.875% (d)(f)(i)		120,000	118,500
7.625% (d)(f)(i)		210,000	208,299
Bank of America Corp.:
5.125% (f)(i)		1,950,000	1,999,594
5.2% (f)(i)		3,717,000	3,739,187
5.875% (f)(i)		5,125,000	5,526,048
6.25% (f)(i)		1,410,000	1,510,463
Citigroup, Inc.:
4.7% (f)(i)		3,805,000	3,676,581
5% (f)(i)		3,245,000	3,228,775
5.9% (f)(i)		1,455,000	1,489,862
5.95% (f)(i)		2,675,000	2,744,550
6.3% (f)(i)		270,000	282,825
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(i)		200,000	197,000
Huntington Bancshares, Inc. 5.7% (f)(i)		650,000	607,997
Itau Unibanco Holding SA 6.125% (d)(f)(i)		510,000	491,528
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.6161% (f)(h)(i)		2,145,000	1,984,554
4% (f)(i)		4,805,000	4,540,725
4.051% (f)(h)(i)		865,000	855,809
4.6% (f)(i)		1,225,000	1,200,500
5% (f)(i)		1,660,000	1,657,139
6% (f)(i)		6,524,000	6,687,100
6.125% (f)(i)		850,000	882,825
6.75% (f)(i)		400,000	433,000
Tinkoff Credit Systems 9.25% (Reg. S) (f)(i)		1,005,000	1,059,647
Wells Fargo & Co.:
5.875% (f)(i)		2,600,000	2,801,240
5.9% (f)(i)		3,065,000	3,132,727
			52,246,760
Capital Markets - 0.6%
Goldman Sachs Group, Inc.:
4.1653% (f)(h)(i)		3,165,000	3,110,562
4.4% (f)(i)		420,000	399,504
4.95% (f)(i)		710,000	710,213
5% (f)(i)		4,331,000	4,150,722
			8,371,001
Insurance - 0.0%
MAPFRE SA 4.375% 3/31/47 (Reg. S) (f)	EUR	300,000	393,109

TOTAL FINANCIALS			61,010,870

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (d)(e)(i)		1,975,000	109,242
TOTAL PREFERRED SECURITIES
(Cost $71,710,399)			68,161,498
		Shares	Value

Money Market Funds - 5.8%
Fidelity Cash Central Fund 0.10% (s)		85,872,792	85,889,966
Fidelity Securities Lending Cash Central Fund 0.10% (s)(t)		416,459	416,501
TOTAL MONEY MARKET FUNDS
(Cost $86,297,914)			86,306,467

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,400,000	$39,674
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	30,154
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	27,843

TOTAL PUT OPTIONS			97,671

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,400,000	213,087
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	1,900,000	67,574
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	2,600,000	110,026

TOTAL CALL OPTIONS			390,687

TOTAL PURCHASED SWAPTIONS
(Cost $504,878)			488,358
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $1,444,001,816)			1,467,457,221
NET OTHER ASSETS (LIABILITIES) - 1.5%			21,603,631
NET ASSETS - 100%			$1,489,060,852

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	2,900,000	$(38,360)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	4,100,000	(76,140)

TOTAL PUT SWAPTIONS			(114,500)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/20/25	2,900,000	(119,448)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	4,100,000	(128,714)

TOTAL CALL SWAPTIONS			(248,162)

TOTAL WRITTEN SWAPTIONS			$(362,662)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	152	Dec. 2020	$21,208,750	$11,856	$11,856
CBOT 2-Year U.S. Treasury Note Contracts (United States)	79	Dec. 2020	17,455,914	2,425	2,425
CBOT 5-Year U.S. Treasury Note Contracts (United States)	8	Dec. 2020	1,008,250	50	50
CBOT Long Term U.S. Treasury Bond Contracts (United States)	22	Dec. 2020	3,878,188	(1,479)	(1,479)
TOTAL FUTURES CONTRACTS					$12,852

The notional amount of futures purchased as a percentage of Net Assets is 2.9%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	125,407	EUR	107,000	Societe Generale SA	1/12/20	$(154)
AUD	198,000	USD	141,861	JPMorgan Chase Bank, N.A.	11/12/20	(30)
CAD	194,000	USD	148,503	BNP Paribas	11/12/20	(2,790)
EUR	274,000	USD	325,101	Brown Brothers Harriman & Co.	11/12/20	(3,572)
EUR	86,000	USD	103,255	CIBC World Markets	11/12/20	(2,337)
EUR	5,518,000	USD	6,558,667	HSBC Bank PLC	11/12/20	(83,500)
EUR	174,000	USD	203,775	HSBC Bank PLC	11/12/20	407
EUR	171,000	USD	202,930	JPMorgan Chase Bank, N.A.	11/12/20	(2,268)
EUR	139,000	USD	163,868	JPMorgan Chase Bank, N.A.	11/12/20	(757)
EUR	1,860,000	USD	2,196,303	JPMorgan Chase Bank, N.A.	11/12/20	(13,662)
EUR	473,000	USD	559,434	National Australia Bank	11/12/20	(4,386)
EUR	129,000	USD	153,895	Societe Generale SA	11/12/20	(2,518)
GBP	124,000	USD	165,038	BNP Paribas	11/12/20	(5,002)
GBP	650,000	USD	851,765	HSBC Bank PLC	11/12/20	(12,862)
GBP	9,000	USD	11,782	JPMorgan Chase Bank, N.A.	11/12/20	(166)
USD	165,438	AUD	232,000	BNP Paribas	11/12/20	(748)
USD	7,840,041	AUD	10,905,000	National Australia Bank	11/12/20	28,604
USD	18,141,695	CAD	24,087,000	Royal Bank Of Canada	11/12/20	49,961
USD	253,554	EUR	215,000	BNP Paribas	11/12/20	1,259
USD	440,953	EUR	370,000	Citibank, N.A.	11/12/20	6,772
USD	78,424,491	EUR	66,030,000	Citibank, N.A.	11/12/20	940,752
USD	334,739	EUR	283,000	HSBC Bank PLC	11/12/20	2,649
USD	5,392,636	EUR	4,627,000	Morgan Stanley	11/12/20	(36,976)
USD	214,325	EUR	181,000	National Australia Bank	11/12/20	1,928
USD	107,438	EUR	91,000	National Australia Bank	11/12/20	653
USD	209,689	EUR	175,000	National Australia Bank	11/12/20	4,333
USD	282,273	EUR	238,000	National Australia Bank	11/12/20	2,989
USD	850,575	EUR	728,000	Royal Bank Of Canada	11/12/20	(3,706)
USD	13,291,422	GBP	10,086,000	Royal Bank Of Canada	11/12/20	274,237
USD	217,353	GBP	164,000	Societe Generale SA	11/12/20	5,692
USD	16,141,480	JPY	1,702,655,000	Citibank, N.A.	11/12/20	(10,254)
USD	332,198	JPY	35,079,000	Societe Generale SA	11/12/20	(569)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$1,133,979
					Unrealized Appreciation	1,320,236
					Unrealized Depreciation	(186,257)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$1,315,000	$(485)	$0	$(485)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	26,000	(33)	0	(33)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	1,177,000	4,125	0	4,125
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	34,000	(613)	0	(613)

TOTAL INTEREST RATE SWAPS							$2,994	$0	$2,994

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EGP – Egyptian pound

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,322,531 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $416,726,750 or 28.0% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $391,729.

 (k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $80,359.

 (l) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (m) Non-income producing

 (n) Security or a portion of the security is on loan at period end.

 (o) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (p) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $159,365 and $161,887, respectively.

 (q) The coupon rate will be determined upon settlement of the loan after period end.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/31/23	7/10/20	$95,700
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$1,223,948
Tricer Holdco SCA	10/16/09 - 12/30/17	$286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$45,706

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$523,623
Fidelity Floating Rate Central Fund	5,318,824
Fidelity Mortgage Backed Securities Central Fund	19,242
Fidelity Securities Lending Cash Central Fund	352
Total	$5,862,041

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$137,478,893	$17,640,219	$3,748,379	$(186,537)	$(6,275,329)	$144,908,867	7.6%
Fidelity Mortgage Backed Securities Central Fund	--	33,328,156	20,300,000	483	(8,043)	13,020,596	0.5%
Total	$137,478,893	$50,968,375	$24,048,379	$(186,054)	$(6,283,372)	$157,929,463

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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